Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans [Abstract]
Employee Benefit Plans

18. Employee Benefit Plans

The Group's PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB15,242, RMB20,339 and RMB35,947 for the years ended December 31, 2013, 2014 and 2015, respectively, for such benefits.